Shareholder Report, Line Graph (Details) 192149_CrossingBridge Nordic High Income Bond Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2025
Institutional Class
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,779
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Accumulated Value	10,000	$ 10,240
ICE BofA US High Yield Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Total Return Index
Accumulated Value	10,000	$ 10,723
ICE BofA Global Floating Rate High Yield Total Return Index (LOC) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA Global Floating Rate High Yield Total Return Index (LOC)
Accumulated Value	$ 10,000	$ 10,612